Institutional Investment Strategy Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026
	Shares	Value†
COMMON STOCKS - 37.6%
Technology - 13.0%
NVIDIA Corp.	1,989	$ 397,979
Apple, Inc.	1,220	353,019
Microsoft Corp.	485	180,915
Broadcom, Inc.	356	134,479
Micron Technology, Inc.	93	107,349
Advanced Micro Devices, Inc.*	140	81,327
Intel Corp.*	383	53,478
Lam Research Corp.	119	51,566
Applied Materials, Inc.	62	44,826
KLA Corp.	100	30,171
Sandisk Corp.*	11	25,011
Texas Instruments, Inc.	76	22,653
International Business Machines Corp.	77	21,653
Salesforce, Inc.	122	19,113
Seagate Technology Holdings plc	19	18,335
Palantir Technologies, Inc. — Class A*	154	17,967
Western Digital Corp.	28	17,884
Analog Devices, Inc.	39	15,490
Datadog, Inc. — Class A*	51	13,278
Oracle Corp.	86	12,603
Accenture plc — Class A	99	12,320
Dell Technologies, Inc. — Class C	28	12,081
Crowdstrike Holdings, Inc. — Class A*	15	11,447
Adobe, Inc.*	55	11,276
Workday, Inc. — Class A*	78	9,549
Fortinet, Inc.*	56	8,603
NXP Semiconductor N.V.	30	8,431
Monolithic Power Systems, Inc.	6	8,294
Cadence Design Systems, Inc.*	20	7,506
Take-Two Interactive Software, Inc.*	28	6,999
Synopsys, Inc.*	15	6,691
Teradyne, Inc.	13	6,290
Autodesk, Inc.*	32	6,221
Electronic Arts, Inc.	30	6,151
ON Semiconductor Corp.*	60	5,672
Paychex, Inc.	57	5,605
Tyler Technologies, Inc.*	19	5,557
Lumentum Holdings, Inc.*	6	5,148
MSCI, Inc. — Class A	9	5,040
QUALCOMM, Inc.	26	4,805
Microchip Technology, Inc.	44	4,013
Skyworks Solutions, Inc.	52	3,526
Veeva Systems, Inc. — Class A*	18	3,195
Roper Technologies, Inc.	9	3,046
Hewlett Packard Enterprise Co.	67	3,022
Super Micro Computer, Inc.*	76	2,229
Fiserv, Inc.*	45	2,207
NetApp, Inc.	13	2,012
Gartner, Inc.*	10	1,296
PTC, Inc.*	11	1,250
HP, Inc.	55	1,207
Fair Isaac Corp.*	1	1,195
Akamai Technologies, Inc.*	9	1,064
Leidos Holdings, Inc.	6	618
Total Technology		1,802,662
Communications - 6.2%
Amazon.com, Inc.*	798	190,195
Alphabet, Inc. — Class A	478	170,823

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Communications - 6.2% (continued)
Alphabet, Inc. — Class C	386	$ 136,385
Meta Platforms, Inc. — Class A	182	102,519
Cisco Systems, Inc.	372	43,695
Palo Alto Networks, Inc.*	77	26,259
Arista Networks, Inc.*	110	18,687
Netflix, Inc.*	240	17,136
Verizon Communications, Inc.	399	16,894
Corning, Inc.	61	15,581
Walt Disney Co.	148	14,245
AppLovin Corp. — Class A*	24	12,366
AT&T, Inc.	582	12,047
Uber Technologies, Inc.*	145	10,463
Booking Holdings, Inc.	50	8,912
DoorDash, Inc. — Class A*	42	7,750
Motorola Solutions, Inc.	16	6,645
Ciena Corp.*	13	6,377
T-Mobile US, Inc.	32	5,367
Warner Bros Discovery, Inc.*	195	5,199
eBay, Inc.	40	4,470
F5, Inc.*	10	4,160
Comcast Corp. — Class A	145	3,560
CDW Corp.	20	2,813
News Corp. — Class B	93	2,610
Trade Desk, Inc. — Class A*	100	1,808
Expedia Group, Inc.	7	1,791
Gen Digital, Inc.	53	1,319
GoDaddy, Inc. — Class A*	15	1,273
VeriSign, Inc.	5	1,258
FactSet Research Systems, Inc.	5	1,150
Fox Corp. — Class A	22	1,147
EchoStar Corp. — Class A*	10	1,015
Airbnb, Inc. — Class A*	4	572
Total Communications		856,491
Financial - 4.9%
Berkshire Hathaway, Inc. — Class B*	143	71,556
JPMorgan Chase & Co.	212	69,394
Visa, Inc. — Class A	150	51,464
Mastercard, Inc. — Class A	73	37,493
Bank of America Corp.	511	29,117
Goldman Sachs Group, Inc.	27	27,307
Wells Fargo & Co.	290	23,966
Citigroup, Inc.	161	22,533
Morgan Stanley	102	21,322
American Express Co.	41	13,868
Blackrock, Inc.	14	13,462
Charles Schwab Corp.	142	13,102
Equinix, Inc. REIT	12	12,509
Welltower, Inc. REIT	52	11,802
Chubb Ltd.	34	11,585
PNC Financial Services Group, Inc.	44	10,834
Capital One Financial Corp.	54	10,834
Prologis, Inc. REIT	75	10,160
CME Group, Inc. — Class A	46	10,158
Aon plc — Class A	25	8,292
Digital Realty Trust, Inc. REIT	43	7,722
Bank of New York Mellon Corp.	53	7,664
Public Storage REIT	24	7,639
Simon Property Group, Inc. REIT	33	7,381
Blackstone, Inc. — Class A	60	7,060
Marsh & McLennan Companies, Inc.	40	6,667

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Financial - 4.9% (continued)
U.S. Bancorp	100	$ 6,040
Progressive Corp.	27	5,898
Intercontinental Exchange, Inc.	47	5,786
Cboe Global Markets, Inc.	22	5,339
Interactive Brokers Group, Inc. — Class A	61	5,309
Travelers Companies, Inc.	16	5,282
KKR & Company, Inc. — Class A	56	5,140
Truist Financial Corp.	102	5,082
Allstate Corp.	21	4,997
Aflac, Inc.	42	4,925
Realty Income Corp. REIT	76	4,709
SBA Communications Corp. REIT	25	4,412
Ventas, Inc. REIT	49	4,351
MetLife, Inc.	49	4,146
Brown & Brown, Inc.	62	3,977
Loews Corp.	35	3,962
State Street Corp.	22	3,731
Invitation Homes, Inc. REIT	118	3,565
Coinbase Global, Inc. — Class A*	24	3,509
Nasdaq, Inc.	44	3,468
CBRE Group, Inc. — Class A*	25	3,367
M&T Bank Corp.	14	3,332
Ameriprise Financial, Inc.	7	3,211
American International Group, Inc.	43	3,205
Huntington Bancshares, Inc.	167	2,961
AvalonBay Communities, Inc. REIT	15	2,830
Hartford Insurance Group, Inc.	21	2,783
Willis Towers Watson plc	10	2,614
Iron Mountain, Inc. REIT	20	2,526
Mid-America Apartment Communities, Inc. REIT	18	2,501
Extra Space Storage, Inc. REIT	16	2,325
VICI Properties, Inc. REIT	86	2,283
Synchrony Financial	30	2,282
Raymond James Financial, Inc.	15	2,280
Arch Capital Group Ltd.*	23	2,232
Northern Trust Corp.	12	2,086
T. Rowe Price Group, Inc.	18	2,046
American Tower Corp. — Class A REIT	12	1,963
Ares Management Corp. — Class A	17	1,892
Principal Financial Group, Inc.	17	1,832
Essex Property Trust, Inc. REIT	6	1,750
W R Berkley Corp.	24	1,693
Fifth Third Bancorp	29	1,635
Cincinnati Financial Corp.	8	1,481
Everest Group Ltd.	4	1,429
CoStar Group, Inc.*	43	1,218
Erie Indemnity Co. — Class A	5	1,199
Camden Property Trust REIT	10	1,145
Host Hotels & Resorts, Inc. REIT	47	1,114
Invesco Ltd.	37	976
Prudential Financial, Inc.	9	971
Assurant, Inc.	3	806
KeyCorp	29	668
Apollo Global Management, Inc.	5	592
Kimco Realty Corp. REIT	23	583

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Financial - 4.9% (continued)
Total Financial		$ 686,330
Consumer, Non-cyclical - 4.8%
Eli Lilly & Co.	66	79,162
Johnson & Johnson	193	49,016
AbbVie, Inc.	143	35,985
Coca-Cola Co.	384	31,208
UnitedHealth Group, Inc.	74	30,757
Merck & Company, Inc.	175	22,488
Philip Morris International, Inc.	121	21,890
Thermo Fisher Scientific, Inc.	37	18,550
Colgate-Palmolive Co.	173	15,861
Amgen, Inc.	43	15,571
S&P Global, Inc.	33	13,440
Abbott Laboratories	142	12,885
Stryker Corp.	40	12,594
Gilead Sciences, Inc.	97	12,255
Pfizer, Inc.	468	11,269
Vertex Pharmaceuticals, Inc.*	21	10,431
Automatic Data Processing, Inc.	46	10,302
Medtronic plc	131	10,248
Altria Group, Inc.	136	9,785
Church & Dwight Company, Inc.	100	9,688
CVS Health Corp.	93	9,621
Bristol-Myers Squibb Co.	166	9,565
Danaher Corp.	50	9,524
Mondelez International, Inc. — Class A	163	9,428
Quanta Services, Inc.	13	9,361
Intuitive Surgical, Inc.*	22	8,749
Cardinal Health, Inc.	33	7,839
McKesson Corp.	10	7,556
Kimberly-Clark Corp.	67	7,355
Cencora, Inc. — Class A	25	7,075
Labcorp Holdings, Inc.	23	6,440
Regeneron Pharmaceuticals, Inc.	10	6,235
HCA Healthcare, Inc.	15	5,848
Cintas Corp.	34	5,783
Bio-Techne Corp.	76	5,369
Monster Beverage Corp.*	55	5,287
IDEXX Laboratories, Inc.*	10	5,264
Verisk Analytics, Inc. — Class A	29	5,206
Moody's Corp.	11	4,982
PayPal Holdings, Inc.	113	4,879
Quest Diagnostics, Inc.	23	4,875
Block, Inc. — Class A*	63	4,788
Hershey Co.	26	4,562
United Rentals, Inc.	4	4,532
Humana, Inc.	10	3,972
West Pharmaceutical Services, Inc.	11	3,949
J M Smucker Co.	34	3,825
Corteva, Inc.	44	3,726
Cigna Group	13	3,584
Becton Dickinson & Co.	22	3,329
Sysco Corp.	38	3,176
Dexcom, Inc.*	45	3,031
ResMed, Inc.	15	2,923
Biogen, Inc.*	13	2,809
Clorox Co.	29	2,768
Archer-Daniels-Midland Co.	36	2,750
Edwards Lifesciences Corp.*	30	2,714
Brown-Forman Corp. — Class B	100	2,665

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Consumer, Non-cyclical - 4.8% (continued)
Kroger Co.	46	$ 2,554
Zoetis, Inc.	34	2,443
GE HealthCare Technologies, Inc.	38	2,432
Keurig Dr Pepper, Inc.	73	2,389
Boston Scientific Corp.*	55	2,348
Rollins, Inc.	45	1,878
Waters Corp.*	5	1,875
Corpay, Inc.*	5	1,666
Molson Coors Beverage Co. — Class B	41	1,597
IQVIA Holdings, Inc.*	8	1,546
Estee Lauder Companies, Inc. — Class A	18	1,421
Centene Corp.*	22	1,412
Moderna, Inc.*	20	1,401
Kenvue, Inc.	69	1,318
STERIS plc	6	1,264
Incyte Corp.*	10	1,134
Bunge Global S.A.	8	854
Charles River Laboratories International, Inc.*	3	680
Agilent Technologies, Inc.	5	664
Avery Dennison Corp.	4	649
Viatris, Inc.	40	635
Solventum Corp.*	7	540
Universal Health Services, Inc. — Class B	2	298
Baxter International, Inc.	9	192
General Mills, Inc.	5	174
Total Consumer, Non-cyclical		672,093
Industrial - 3.4%
Caterpillar, Inc.	37	39,401
General Electric Co.	87	32,514
GE Vernova, Inc.	23	27,022
Amphenol Corp. — Class A	124	21,864
RTX Corp.	105	19,922
Boeing Co.*	72	15,586
Eaton Corporation plc	33	14,062
Union Pacific Corp.	47	12,784
Deere & Co.	19	12,052
Parker-Hannifin Corp.	11	10,759
General Dynamics Corp.	29	10,273
Waste Management, Inc.	46	10,252
Vertiv Holdings Co. — Class A	30	10,045
AMETEK, Inc.	41	9,919
Johnson Controls International plc	64	9,351
Lockheed Martin Corp.	17	8,661
Flex Ltd.*	53	8,590
Trane Technologies plc	17	8,350
CRH plc	76	8,132
Howmet Aerospace, Inc.	30	8,066
CSX Corp.	165	7,843
3M Co.	44	7,124
United Parcel Service, Inc. — Class B	63	6,773
Emerson Electric Co.	44	6,299
Norfolk Southern Corp.	20	6,292
Illinois Tool Works, Inc.	23	6,221
Northrop Grumman Corp.	12	6,112
Honeywell International, Inc.	27	6,045
Honeywell Aerospace, Inc.*	27	5,969

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Industrial - 3.4% (continued)
Keysight Technologies, Inc.*	17	$ 5,951
TE Connectivity plc	29	5,847
FedEx Corp.	18	5,636
Carrier Global Corp.	74	5,428
TransDigm Group, Inc.	4	5,328
L3Harris Technologies, Inc.	17	4,940
Jabil, Inc.	11	4,240
Old Dominion Freight Line, Inc.	19	4,115
Comfort Systems USA, Inc.	2	3,964
Coherent Corp.*	10	3,945
Westinghouse Air Brake Technologies Corp.	13	3,505
Rockwell Automation, Inc.	7	3,465
Lennox International, Inc.	6	3,437
Garmin Ltd.	14	3,325
Vulcan Materials Co.	11	3,245
Dover Corp.	14	3,140
Teledyne Technologies, Inc.*	4	2,668
EMCOR Group, Inc.	3	2,489
Ingersoll Rand, Inc.	29	2,378
Republic Services, Inc. — Class A	11	2,344
Martin Marietta Materials, Inc.	4	2,307
Fortive Corp.	35	2,138
Xylem, Inc.	17	2,009
Trimble, Inc.*	38	1,945
Axon Enterprise, Inc.*	3	1,682
Snap-on, Inc.	4	1,610
Hubbell, Inc.	3	1,570
Masco Corp.	19	1,546
Ball Corp.	24	1,497
Expeditors International of Washington, Inc.	9	1,467
Generac Holdings, Inc.*	5	1,464
J.B. Hunt Transport Services, Inc.	5	1,447
Packaging Corporation of America	6	1,430
Textron, Inc.	15	1,376
IDEX Corp.	6	1,362
Fedex Freight Holding Company, Inc.*	9	1,359
CH Robinson Worldwide, Inc.	7	1,318
Mettler-Toledo International, Inc.*	1	1,277
Nordson Corp.	4	1,207
Huntington Ingalls Industries, Inc.	4	1,120
Veralto Corp.	12	1,064
Smurfit WestRock plc	23	1,064
Pentair plc	10	767
Amcor plc	15	650
Jacobs Solutions, Inc.	5	630
Allegion plc	4	562
Otis Worldwide Corp.	6	430
Total Industrial		471,971
Consumer, Cyclical - 2.9%
Tesla, Inc.*	233	98,000
Walmart, Inc.	380	43,039
Costco Wholesale Corp.	41	38,354
Home Depot, Inc.	84	29,625
McDonald's Corp.	63	17,030
TJX Companies, Inc.	95	14,393

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Consumer, Cyclical - 2.9% (continued)
Lowe's Companies, Inc.	49	$ 10,804
Hilton Worldwide Holdings, Inc.	31	10,244
Starbucks Corp.	92	9,401
Marriott International, Inc. — Class A	23	8,524
Cummins, Inc.	11	7,845
Royal Caribbean Cruises Ltd.	24	7,621
AutoZone, Inc.*	2	6,392
General Motors Co.	79	6,089
Fastenal Co.	120	5,764
Ross Stores, Inc.	25	5,321
Delta Air Lines, Inc.	56	5,245
PACCAR, Inc.	40	4,805
O'Reilly Automotive, Inc.*	45	4,144
Tapestry, Inc.	28	4,099
WW Grainger, Inc.	3	4,081
United Airlines Holdings, Inc.*	30	4,080
DR Horton, Inc.	24	3,909
Carvana Co.*	58	3,818
Ford Motor Co.	259	3,600
Chipotle Mexican Grill, Inc. — Class A*	105	3,570
Carnival Corporation Ltd.	117	3,342
Yum! Brands, Inc.	20	3,197
Ulta Beauty, Inc.*	7	3,157
Live Nation Entertainment, Inc.*	15	2,747
NIKE, Inc. — Class B	53	2,176
Copart, Inc.*	75	2,114
Williams-Sonoma, Inc.	9	2,098
Ralph Lauren Corp. — Class A	5	2,007
Darden Restaurants, Inc.	9	1,854
Lululemon Athletica, Inc.*	16	1,827
PulteGroup, Inc.	12	1,647
Deckers Outdoor Corp.*	15	1,489
Dollar Tree, Inc.*	11	1,330
Aptiv plc*	20	1,228
Las Vegas Sands Corp.	23	1,062
TKO Group Holdings, Inc.	5	1,006
MGM Resorts International*	21	1,004
Southwest Airlines Co.	19	977
Dollar General Corp.	8	921
Hasbro, Inc.	10	826
Lennar Corp. — Class A	5	452
Domino's Pizza, Inc.	1	296
Total Consumer, Cyclical		396,554
Energy - 1.1%
Exxon Mobil Corp.	368	50,313
Chevron Corp.	162	26,853
ConocoPhillips	138	14,346
Williams Companies, Inc.	97	7,211
Valero Energy Corp.	26	6,771
Marathon Petroleum Corp.	25	6,392
Phillips 66	36	6,086
Targa Resources Corp.	19	5,095
Kinder Morgan, Inc.	158	5,051
SLB Ltd.	99	4,603
Baker Hughes Co.	81	4,495
EQT Corp.	82	4,360
ONEOK, Inc.	36	3,130
First Solar, Inc.*	13	3,068
Devon Energy Corp.	58	2,397
Halliburton Co.	38	1,290
Occidental Petroleum Corp.	23	1,117

	Shares	Value†
COMMON STOCKS - 37.6% (continued)
Energy - 1.1% (continued)
Diamondback Energy, Inc.	4	$ 703
Total Energy		153,281
Utilities - 0.8%
NextEra Energy, Inc.	176	15,448
Duke Energy Corp.	110	13,924
Southern Co.	91	8,710
American Electric Power Company, Inc.	62	8,482
Sempra	58	5,377
Constellation Energy Corp.	19	4,719
CMS Energy Corp.	59	4,513
Dominion Energy, Inc.	63	4,302
Entergy Corp.	35	4,020
WEC Energy Group, Inc.	30	3,503
Exelon Corp.	75	3,496
Xcel Energy, Inc.	42	3,373
Vistra Corp.	21	3,331
Consolidated Edison, Inc.	30	3,319
DTE Energy Co.	21	3,200
Public Service Enterprise Group, Inc.	37	3,003
Atmos Energy Corp.	15	2,584
Ameren Corp.	21	2,374
NRG Energy, Inc.	16	2,337
Edison International	29	2,159
Eversource Energy	29	2,096
PG&E Corp.	120	2,018
Alliant Energy Corp.	22	1,678
Evergy, Inc.	19	1,642
American Water Works Company, Inc.	12	1,579
CenterPoint Energy, Inc.	28	1,233
PPL Corp.	33	1,200
FirstEnergy Corp.	25	1,189
NiSource, Inc.	16	761
Total Utilities		115,570
Basic Materials - 0.5%
Linde plc	40	20,758
Ecolab, Inc.	39	10,866
Newmont Corp.	81	7,566
Freeport-McMoRan, Inc.	117	7,358
Air Products and Chemicals, Inc.	19	5,570
Nucor Corp.	20	4,455
Sherwin-Williams Co.	12	4,132
Qnity Electronics, Inc.	24	3,919
Steel Dynamics, Inc.	11	2,524
CF Industries Holdings, Inc.	15	1,624
DuPont de Nemours, Inc.	10	1,356
Albemarle Corp.	10	1,350
International Paper Co.	33	1,257
PPG Industries, Inc.	6	728
International Flavors & Fragrances, Inc.	9	713
Mosaic Co.	15	318
Total Basic Materials		74,494
Total Common Stocks
(Cost $3,656,693)		5,229,446
CLOSED-END FUNDS** - 36.1%
Hamilton Lane Private Assets Fund – Class I*	74,092	1,538,150

	Shares	Value†
CLOSED-END FUNDS** - 36.1% (continued)
Carlyle Alpinvest Private Markets Fund – Class I*	89,644	$ 1,477,327
Opportunistic Credit Interval Fund – Class I	70,774	813,197
Hamilton Lane Private Infrastructure Fund – Class I	49,494	804,273
Variant Alternative Income Fund	14,940	385,303
Total Closed-End Funds
(Cost $4,434,762)		5,018,250
MONEY MARKET FUND** - 8.2%
Federated Hermes U.S. Treasury Cash Reserves Fund – Institutional Shares, 3.53%[1]	1,146,434	1,146,434
Total Money Market Fund
(Cost $1,146,434)		1,146,434
HEDGE FUNDS - 7.6%
Portable Alpha - 4.6%
Muddy Waters Capital Domino Fund Ltd. – Class B*	600	634,219
Short-Biased Equity - 3.0%
Muddy Waters Capital Global Opportunities Fund, LP – Series A*		422,914
Total Hedge Funds
(Cost $1,000,000)		1,057,133
PRIVATE REAL ESTATE INVESTMENT TRUSTS** - 6.8%
Blue Owl Real Estate Net Lease Trust	88,458	946,503
Total Private Real Estate Investment Trusts
(Cost $916,608)		946,503
BUSINESS DEVELOPMENT COMPANIES** - 3.7%
Golub Capital Private Credit Fund	21,095	512,194
Total Business Development Companies
(Cost $529,849)		512,194
Total Investments - 100.0%
(Cost $11,684,346)		$ 13,909,960
Other Assets & Liabilities, net - 0.0%		(3,598)
Total Net Assets - 100.0%		$ 13,906,362

*	Non-income producing security.
**	A copy of each underlying unaffiliated fund's financial statements is available at the SEC's website at www.sec.gov.
†	Please see Note 2 in the Notes to Schedule of Investments for further details regarding the valuation policy of the Fund.
1	Rate indicated is the 7-day yield as of June 30, 2026.

plc — Public Limited Company
REIT — Real Estate Investment Trust
Securities With Restrictions on Redemptions	Cost	Fair Value	Initial Acquisition Date	Redemption Frequency[1]	Redemption Notice Period	First Available Redemption Date
Muddy Waters Capital Domino Fund Ltd. – Class B	$600,000	$634,219	03/01/26	Monthly	30 Days	03/31/28
Muddy Waters Capital Global Opportunities Fund, LP – Series A	400,000	422,914	03/01/26	Monthly	30 Days	03/31/28
Total:	$1,000,000	$1,057,133

[1] Redemption Frequency applies after the initial lock-up period.

See Sector Classification in Other Information section.

Notes to Schedule of Investments (Unaudited)

Note 1 — Organization and Significant Accounting Policies

Organization
Institutional Investment Strategy Fund (the “Fund”), a Delaware statutory trust, is a non-diversified, closed-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that continuously offers its shares of beneficial interest and is operated as an “interval fund.” The Fund was organized as a Delaware statutory trust on January 3, 2023, and commenced investment operations on March 5, 2024.

For information on the Fund’s other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund’s financial statements are prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”).

The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”), Accounting Standards Codification (“ASC”) Topic 946, Financial Services - Investment Companies, including Accounting Standards Update (“ASU”) 2013-08.

(a) Valuation of Investments
Pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Rule"), the Fund’s Board of Trustees (the “Board”) has designated Ivy Invest Corporation (the "Adviser") as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures. The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Rule. At least annually, the Adviser directs (or assists) the Fund’s Principal Financial Officer to assess the material risks associated with the determination of the fair value of the Fund’s investments, including a review of any material conflicts of interest and an assessment by the Adviser’s management of such material risks. The Adviser reviews and approves a final risk assessment annually.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.

Money market funds, closed-end investment companies, and business development companies are valued at the most recently published net asset value per share (“NAV”) of the underlying fund.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Securities representing an interest in another pooled investment vehicle (each, an “Underlying Private Fund”) will initially be assessed at the value provided by that Underlying Private Fund or its manager (each, an “Underlying Manager”). To arrive at the fair value of investments in Underlying Private Funds, the Adviser receives monthly or quarterly capital account statements from the Underlying Private Funds. Upon receipt of these statements, the Adviser determines whether the account statements are based on the fair value of underlying investments. In making such determination, the Adviser reviews and evaluates the valuation policies and procedures of the entity providing the statement. If necessary, the Adviser adjusts the account statements for underlying investments not held at fair value or to bring the fair value estimate in phase with the Adviser reporting date.

If market quotations are not readily available, securities are valued at fair value as set forth below. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. There is no single standard for determining fair value of a security. In determining the fair value of a security for which there are no readily available market quotations, the Valuation Designee may consider several factors, including: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security. The Valuation Designee may also consider periodic financial statements (audited and unaudited) or other information provided by the issuer.

Note 2 — Fair Value Measurement

The Fund follows ASC Topic 820, Fair Value Measurements and Disclosures, (“ASC 820”) for measuring the fair value of portfolio investments. Fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. The valuation hierarchical levels are based upon the transparency of the inputs to the valuation of the investment as of the measurement date. A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The three levels are defined as follows:

Level 1 — Valuations based on quoted prices in active markets for identical assets or liabilities at the measurement date that the Fund has the ability to access.

Level 2 — Valuations based on inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable at the measurement date. This category includes quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in non-active markets including actionable bids from third parties for privately held assets or liabilities, and observable inputs other than quoted prices such as yield curves and forward currency rates that are entered directly into valuation models to determine the value of derivatives or other assets or liabilities.

Level 3 — Valuations based on inputs that are unobservable and where there is little, if any, market activity at the measurement date. The inputs for the determination of fair value may require significant management judgment or estimation and are based upon management’s assessment of the assumptions that market participants would use in pricing the assets or liabilities. These investments include debt and equity investments in private companies or assets valued using the market or income approach and may involve pricing models whose inputs require significant judgment or estimation because of the absence of any meaningful current market data for identical or similar investments. The inputs in these valuations may include, but are not limited to, capitalization and discount rates, beta and EBITDA multiples. The information may also include pricing information or broker quotes, which include a disclaimer that the broker would not be held to such a price in an actual transaction. The non-binding nature of consensus pricing and/or quotes accompanied by disclaimer would result in classification as Level 3 information, assuming no additional corroborating evidence.

Routine fair valuations are intended to reflect fair valuations that are determined from the application of a consistent methodology in specific situations with observable inputs. Non-routine fair valuations include all other fair value situations. In a non-routine fair value situation, the Valuation Designee will e-mail the Administrator and other applicable Fund Officers the value to be used along with all relevant information that was used in determining such fair valuation.

A meaningful input in the Fund's Valuation Procedures will be the valuations provided by the private fund managers. Specifically, the value of the Fund's investments in private funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Adviser by the private fund in accordance with the private fund's own valuation policies. Generally, private fund managers value investments of their private funds at their market price if market quotations are readily available. In the absence of observable market prices, private fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

The Valuation Designee uses the "practical expedient" (as defined in ASC 820) of an Underlying Private Fund's NAV to estimate the value of that investment. The Valuation Designee, on a daily basis, considers whether an adjustment to the Underlying Private Fund's most recent NAV is necessary in accordance with ASC 820.

If, since the last determination of fair value, the market moved more than a threshold percentage established by the Valuation Designee (with such threshold reviewed by the Valuation Committee) as based on a relevant index or combination of indices selected by the Valuation Designee and approved by the Valuation Committee then the Valuation Designee will adjust the fair value based on the relevant index.

The Adviser will review the appropriateness and accuracy of the aforementioned valuation methodologies at least annually and make any necessary adjustments and amendments to this policy.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

The following table summarizes the inputs used to value the Fund's investments at June 30, 2026:

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Valued at NAV	Total
Common Stocks	$ 5,229,446	$ —	$ —	$ —	$ 5,229,446
Closed-End Funds	5,018,250	—	—	—	5,018,250
Money Market Fund	1,146,434	—	—	—	1,146,434
Hedge Funds(a)	—	—	—	1,057,133	1,057,133
Private Real Estate Investment Trusts	—	946,503	—	—	946,503
Business Development Companies(a)	—	—	—	512,194	512,194
Total Assets	$ 11,394,130	$ 946,503	$ —	$ 1,569,327	$ 13,909,960

(a) In accordance with ASC 820-10, investments that are measured at fair value using the NAV per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

Note 3 — Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code, applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund's tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund's financial statements. The Fund's U.S. federal income tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At June 30, 2026, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$11,689,767	$2,343,907	$(123,714)	$2,220,193

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund generally classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System.